Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
21. Commitments and contingencies
Capital Commitments
The Company’s capital commitments relate primarily to commitments in connection with its plan to build an office building and innovation center. Total capital commitments contracted but not yet reflected in the financial statements as of December 31, 2019 and 2020 amounted to RMB 1,156,300,893 and RMB 1,250,123,850 (US$ 191,589,862) respectively. All of the commitments relating to the construction will be settled in installments.
Operating lease commitments are disclosed on Note 6.